Reconciliation of Cash Flows From Operating Activities	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Reconciliation of Cash Flows From Operating Activities [Abstract]
RECONCILIATION OF CASH FLOWS FROM OPERATING ACTIVITIES

12(a). RECONCILIATION OF CASH FLOWS FROM OPERATING ACTIVITIES

	2026 A$	2025 A$
Loss after tax	(53,316,618)	(6,033,416)

Share based payments - net	34,972,395	765,947

Depreciation	6,248	-

Exploration costs expensed	18,236	1,244

Impairment expense / reversal (net)	(244,542)	2,101,321

Foreign exchange loss	34,277

Add: Non cash proceeds from assets held for sale	-	25,000

Net change in working capital	582,007	1,243,154

Net cash used in operating activities	(17,947,997)	(1,896,750)

12.	RECONCILIATION OF CASH FLOWS FROM OPERATING ACTIVITIES

Operating activities

	2025 $	2024 $
Loss after tax	(6,033,416)	(16,988,681)

Share based payments (net)	765,947	723,392

Depreciation	-	8,854

Exploration costs expensed	1,244	55,104

Impairment expense	2,101,321	15,316,813

Add: Non cash proceeds from assets held for sale	25,000	-

Net change in working capital	1,243,154	349,389

Net cash used in operating activities	(1,896,750)	(535,129)